As filed with the Securities and Exchange Commission on February 7, 2014

Securities Act Registration No. 333-124430

Investment Company Act File No. 811-21761

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 30	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

KEELEY FUNDS, INC.

(Registrant)

111 West Jackson Blvd.

Suite 810

Chicago, Illinois 60604

Telephone number: (312) 786-5050

John L. Keeley, Jr. Keeley Asset Management Corp. 111 West Jackson Blvd., Suite 810 Chicago, Illinois 60604	Copy to: Alan Goldberg K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207
(Agents for service)

Amending Parts A, B and C, and filing exhibits

Approximate date of proposed public offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and the State of Illinois on the 7th day of February, 2014.

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date
/s/ John G. Kyle*	Director	)
John G. Kyle		)
)
/s/ Walter D. Fitzgerald*	Director	)
Walter D. Fitzgerald		)
)
/s/ John F. Lesch*	Director	)
John F. Lesch		)
)
/s/ Elwood P. Walmsley*	Director	)
Elwood P. Walmsley		)	February 7, 2014
)
/s/ Jerome J. Klingenberger*	Director	)
Jerome J. Klingenberger		)
)
/s/ Sean W. Lowry*	Director	)
Sean W. Lowry		)
)
/s/ Laura D. Alter*	Director	)
Laura D. Alter		)
)
/s/ John L. Keeley, Jr.*	Director, Chief	)
John L. Keeley, Jr.	Executive Officer and Chief Financial Officer	) )

		By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.

*	John L. Keeley, Jr. signs this document on behalf of the individuals noted pursuant to powers of attorney filed herewith and also incorporated by reference to Registrant’s previous filing of post-effective amendment no. 27 to the Registration Statement filed on January 28, 2013.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Exhibit (q)(2)	Power of Attorney for Ms. Alter, dated January 17, 2014.